INVENTORY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INVENTORY
Schedule of Inventory

	March 31, 2023	December 31, 2022
Raw Materials	$607,023	$561,726
Work in progress	151,166	78,219
	$758,189	$639,945

	2022	2021
Raw Materials	$561,726	$323,989
Work in progress	78,219	54,780
	$639,945	$378,769